Income Taxes (Details) - Schedule of significant components of the company’s deferred tax assets	Dec. 31, 2021 USD ($)
Deferred tax assets:
Net operation loss carryforwards	$ 316,000
Total deferred tax asset	316,000
Valuation allowance	(316,000)
Total